Exchange Rate of average - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Foreign exchange rates impact [Line Items]
Currency translation differences	€ (620)	€ 139
Notional amount	400
India, Rupees
Foreign exchange rates impact [Line Items]
Currency translation differences	(159)	18
Canada, Dollars
Foreign exchange rates impact [Line Items]
Currency translation differences	(84)	(12)
Notional amount	2,955		$ 538	$ 932
Equity attributable to owners of parent [member]
Foreign exchange rates impact [Line Items]
Currency translation differences	434	33
The price market value of the treasury shares held	€ 727	€ 315